Accrued expenses and other payables	12 Months Ended
Dec. 31, 2025
Accrued expenses and other payables
Accrued expenses and other payables
9.	Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Payments received on behalf of manachised hotels(i)	575,502	720,937
Deposits	91,622	110,333
Service fee	78,129	84,688
VAT and other taxes payable	58,559	86,061
Payable for purchase of property and equipment	22,049	27,199
Others	56,148	61,176
Total	882,009	1,090,394
(i)	The amount represents the payments collected or to be collected from customers or travel agencies on behalf of the franchisees for the reservation of manachised hotels.